Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000247281 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000247281 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000247281 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000247281 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000247281 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000247281 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000247281 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000247281 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000247281 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247281 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000247281 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000247281 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000247281 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000247281 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000247281 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000247282 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000247282 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000247282 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000247282 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000247282 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000247282 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000247282 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000247282 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000247282 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247282 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000247282 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000247282 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000247282 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000247282 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000247282 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.50%